ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares						Fair Value
	OPEN END FUNDS — 64.9%
	FIXED INCOME - 64.9%
2,163,722	DoubleLine Core Fixed Income Fund, Cl I					$ 19,906,238
1,377,173	DoubleLine Low Duration Bond Fund, Cl I					13,193,321
	TOTAL OPEN END FUNDS (Cost $32,474,606)					33,099,559

	SHORT-TERM INVESTMENTS — 11.0%
	MONEY MARKET FUNDS - 11.0%
5,632,180	First American Government Obligations Fund Class X, 5.23% (Cost $5,632,180)(a)					5,632,180

Contracts(b)
	EQUITY OPTIONS PURCHASED - 23.9% (c)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 23.9%
49,991	NOMURA CALL OPTION ISAM	NOM	08/16/2025	$ 0.0001	$ 5,160,059	$ 5,218,065
18,306	NOMURA CALL OPTION WNTN	NOM	08/16/2025	0.0001	4,536,550	4,545,560
5,105	NOMURA CALL OPTION WNTN TRND	NOM	08/16/2025	0.0001	2,403,748	2,449,408
	TOTAL CALL OPTIONS PURCHASED (Cost - $12,100,357)					12,213,033

	TOTAL INVESTMENTS - 99.8% (Cost $50,207,143)					$ 50,944,772
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%					118,087
	NET ASSETS - 100.0%					$ 51,062,859

NOM	Nomura Securities

(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(b) (c)

Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

These securities provide exposure to daily returns of the reference asset that are not publicly available; the Top 50 holdings for each option are shown on the subsequent page.

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024

	ISAM Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at March 31, 2024	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	16	LCATTLE			Jun-24	1,153,600	$ (29,630)	(0.06)%
	8	LME NICKEL			Jun-24	803,535	(62,421)	(0.12)%
	6	LONG GILT			Jun-24	756,926	6,905	0.01%
						Subtotal	$ (85,146)

	Short Contracts
	(4)	2 YR T-NOTE			Jun-24	817,938	$ 477	0.00%
	(5)	3M CORRA FUTURES			Mar-25	886,505	(18)	(0.00)%
	(16)	5 YR T-NOTE			Jun-24	1,712,250	(4,719)	(0.01)%
	(40)	CORN			Jul-24	909,000	(25,788)	(0.05)%
	(14)	ERX 2 BUND			Jun-24	1,596,704	(1,160)	(0.00)%
	(7)	EURO BUND			Jun-24	1,007,419	(10,477)	(0.02)%
	(14)	LME NICKEL			Jun-24	1,406,187	8,014	0.02%
	(7)	THREE-MONTH SOFR			Sep-24	1,664,863	(350)	(0.00)%
	(3)	THREE-MONTH SOFR			Dec-25	721,838	1,050	0.00%
	(6)	ULTRA T-NOTE			Jun-24	687,656	1,125	0.00%
						Subtotal	$ (31,846)

	CREDIT DEFAULT SWAPS
	Number of Contracts	Description			Maturity Date	Notional Value at March 31, 2024	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets

	1,400,000	Markit CDX North America Investment Grade Index			6/20/2029	1,400,000	$ 31,683	0.06%
	1,050,000	MARKIT ITRX EUROPE			6/20/2029	1,132,950	23,183	0.05%
	1,050,000	MARKIT ITRX EUROPE			6/20/2029	1,132,950	18,632	0.04%
						Subtotal	$ 73,498

	INTEREST RATE SWAPS
	Number of Contracts	Description			Maturity Date	Notional Value at March 31, 2024	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	10,000,000	CNY Rate Swap			6/20/2029	724,921	$ 52,356	0.10%
	2,000,000	EU Infl Rate Swap			3/15/2034	2,158,000	2,849	0.01%
	2,000,000	EU Infl Rate Swap			3/15/2029	1,073,632	2,882	0.01%
	5,000,000	PLN Rate Swap			6/20/2029	657,853	(78,228)	(0.15)%
	5,000,000	PLN Rate Swap			6/20/2029	657,853	78,228	0.15%
	5,000,000	PLN Rate Swap			6/20/2029	657,853	78,228	0.15%
						Subtotal	$ 136,315
	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Receive/ Deliver	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	6/20/2024	TRY	22,800,000	JPY	91,287,324	$ 704,292	$ 30,905	0.06%
	6/20/2024	MXN	14,000,000	JPY	119,437,265	845,460	35,873	0.07%
	6/20/2024	ZAR	13,000,000	JPY	100,708,210	688,532	10,530	0.02%
	6/20/2024	CNH	9,500,000	JPY	194,156,748	1,309,100	14,962	0.03%
	6/20/2024	AUD	1,700,000	NZD	1,841,536	1,110,792	9,554	0.02%
	6/20/2024	GBP	1,150,000	JPY	214,104,622	1,451,645	20,174	0.04%
	6/20/2024	SGD	1,100,000	JPY	121,017,893	815,210	8,771	0.02%
	6/20/2024	USD	1,100,000	ILS	4,006,980	1,096,377	9,929	0.02%
	6/20/2024	CAD	1,100,000	JPY	119,300,306	812,460	15,349	0.03%
	6/20/2024	EUR	1,000,000	CNH	7,830,819	1,079,000	(288)	(0.00)%
	6/20/2024	CAD	900,000	CHF	584,244	664,740	11,534	0.02%
	6/20/2024	USD	900,000	IDR	14,188,311,100	903,062	8,262	0.02%
	6/20/2024	GBP	850,000	CHF	947,448	1,072,955	12,954	0.03%
	6/20/2024	CHF	800,000	JPY	133,963,450	887,520	(577)	(0.00)%
	6/20/2024	USD	700,000	CNH	5,016,185	697,647	6,417	0.01%
	6/20/2024	EUR	650,000	CZK	16,550,940	703,542	(3,944)	(0.01)%
	6/20/2024	EUR	600,000	PLN	2,601,813	649,981	(3,855)	(0.01)%
	6/20/2024	USD	600,000	TRY	21,871,195	658,688	(16,913)	(0.03)%
	6/20/2024	GBP	550,000	ZAR	13,317,039	699,019	(6,304)	(0.01)%

	To Sell:
	6/20/2024	NOK	9,000,000	SEK	8,814,087	$ 831,600	$ (3,343)	(0.01)%
	6/20/2024	AUD	1,800,000	NZD	1,935,228	1,176,133	(18,867)	(0.04)%
	6/20/2024	EUR	1,750,000	MXN	32,840,777	1,918,000	65,255	0.13%
	6/20/2024	CAD	1,700,000	MXN	21,634,985	1,272,710	33,827	0.07%
	6/20/2024	EUR	1,400,000	PLN	6,055,553	1,516,622	5,139	0.01%
	6/20/2024	GBP	1,120,000	MXN	24,499,939	1,432,029	47,522	0.09%
	6/20/2024	GBP	850,000	PLN	4,287,915	1,074,229	3,324	0.01%
	6/20/2024	USD	800,000	ILS	2,878,541	797,365	(16,881)	(0.03)%
	6/20/2024	CHF	650,000	HUF	270,869,747	730,568	11,615	0.02%
						Subtotal	$ 290,924

						All Other Investments	4,834,320
						Total Value of Purchased Option	5,218,065

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024

	WNTN Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at March 31, 2024	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	10	CAC JUMBO			Apr-24	887,316	$ 9,614	0.02%
	15	COTTON			Jul-24	689,775	(15,600)	(0.03)%
	2	EMINI NASDAQ			Jun-24	739,000	(74)	(0.00)%
	8	EMINI S&P			Jun-24	2,123,400	26,845	0.05%
	19	EURO STOXX50			Jun-24	1,034,275	18,214	0.04%
	22	HOGS			Jun-24	892,760	12,780	0.03%
	2	JAPAN BOND			Jun-24	1,924,883	412	0.00%
	8	LME COPPER			Jun-24	1,771,862	64,849	0.13%
	21	LME LEAD$			Jun-24	1,077,573	(43,715)	(0.09)%
	5	MIB INDEX			Jun-24	922,842	23,333	0.05%
	3	OSK NIKKEI			Jun-24	800,570	11,496	0.02%
	6	TOPIX			Jun-24	1,098,083	33,385	0.07%
							$ 141,539

	Short Contracts
	(24)	2 YR T-NOTE			Jun-24	4,907,625	$ 4,172	0.01%
	(26)	5 YR T-NOTE			Jun-24	2,782,406	(6,523)	(0.01)%
	(21)	AS3YRBOND			Jun-24	1,464,093	(2,112)	(0.00)%
	(10)	CANADA BOND			Jun-24	888,831	(2,231)	(0.00)%
	(8)	E MINI RUSSELL			Jun-24	858,360	(22,633)	(0.04)%
	(24)	ERX 2 BUND			Jun-24	2,737,207	(254)	(0.00)%
	(15)	ERX BOBL			Jun-24	1,913,876	(5,028)	(0.01)%
	(8)	EURO BTS FUTURES			Jun-24	913,956	(1,057)	(0.00)%
	(6)	EURO BUND			Jun-24	863,502	(3,399)	(0.01)%
	(4)	ICE 3MTH SONIA FUTURE			Dec-24	1,206,822	(252)	(0.00)%
	(3)	ICE 3MTH SONIA FUTURE			Mar-25	907,531	(1,531)	(0.00)%
	(4)	LME COPPER			Jun-24	885,931	(26,934)	(0.05)%
	(19)	LME LEAD$			Jun-24	974,947	4,125	0.01%
	(11)	LME NICKEL			Jun-24	1,104,861	(23,601)	(0.05)%
	(12)	LME ZINC			Jun-24	730,551	(13,362)	(0.03)%
	(13)	SOYABEAN			Jul-24	783,413	4,088	0.01%
	(21)	THREE-MONTH SOFR			Mar-25	5,024,250	11,925	0.02%
	(21)	THREE-MONTH SOFR			Dec-24	5,010,075	13,688	0.03%
	(19)	THREE-MONTH SOFR			Jun-25	4,556,913	7,750	0.02%
	(17)	THREE-MONTH SOFR			Sep-25	4,085,100	6,650	0.01%
	(16)	THREE-MONTH SOFR			Dec-25	3,849,800	3,050	0.01%
	(14)	THREE-MONTH SOFR			Mar-26	3,371,375	250	0.00%
	(11)	THREE-MONTH SOFR			Jun-26	2,650,313	(1,500)	(0.00)%
	(10)	THREE-MONTH SOFR			Sep-26	2,410,125	(1,688)	(0.00)%
	(9)	THREE-MONTH SOFR			Dec-26	2,169,563	(1,850)	(0.00)%
	(7)	THREE-MONTH SOFR			Mar-27	1,687,525	(1,388)	(0.00)%
	(10)	T-NOTE			Jun-24	1,107,969	(5,070)	(0.01)%
						Subtotal	$ (64,715)

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Receive/ Deliver	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	6/20/2024	MXN	12,500,000	USD	737,035	$ 754,875	$ 36,778	0.07%
	6/20/2024	SEK	10,000,000	EUR	893,602	938,270	(25,926)	(0.05)%
	6/20/2024	GBP	4,125,000	USD	5,282,091	5,206,988	(92,720)	(0.18)%
	6/20/2024	PLN	3,000,000	EUR	695,506	753,900	456	0.00%

	To Sell:
	6/20/2024	JPY	787,500,000	USD	5,405,098	$ 5,203,013	$ 92,674	0.18%
	6/20/2024	CNH	12,000,000	USD	1,678,986	1,653,600	19,809	0.04%
	6/20/2024	SEK	10,000,000	EUR	875,621	938,270	6,524	0.01%
	6/20/2024	CHF	2,875,000	USD	3,299,788	3,189,525	94,257	0.18%
	6/20/2024	AUD	2,100,000	USD	1,389,888	1,369,410	11,710	0.02%
	6/20/2024	CAD	1,700,000	USD	1,260,537	1,255,620	2,627	0.01%
	6/20/2024	EUR	1,000,000	USD	1,091,675	1,079,000	10,277	0.02%
						Subtotal	$ 156,466

						All Other Investments	4,312,270
						Total Value of Purchased Option	4,545,560

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024

	WNTN TRND Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at March 31, 2024	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	2	AS10YRBOND			Jun-24	152,038	$ (24)	(0.00)%
	3	AS3YRBOND			Jun-24	209,156	82	0.00%
	4	AS-INDEX-200			Jun-24	518,485	(1,019)	(0.00)%
	3	CAC JUMBO			Apr-24	266,195	(15,762)	(0.03)%
	2	COPPER			Jul-24	201,950	(150)	(0.00)%
	1	DAX INDEX			Jun-24	506,483	(2,796)	(0.01)%
	5	EMINI MSCI EM			Jun-24	262,250	516	0.00%
	1	EMINI NASDAQ			Jun-24	369,500	(740)	(0.00)%
	4	EMINI S&P			Jun-24	1,061,700	13,440	0.03%
	15	EURO STOXX50			Jun-24	816,533	(877)	(0.00)%
	2	GASOLINE BLENDSTOCK			Jun-24	225,834	2,031	0.00%
	5	GOLD			Jun-24	1,119,200	(2,038)	(0.00)%
	1	JAPAN BOND			Jun-24	962,442	17,376	0.03%
	3	LCATTLE			Jun-24	216,300	(15,340)	(0.03)%
	3	LIF FTSE			Jun-24	302,498	(3,077)	(0.01)%
	3	LME COPPER			Jun-24	664,448	(825)	(0.00)%
	4	LME LEAD$			Jun-24	205,252	(2,570)	(0.01)%
	1	MINI DOW			Jun-24	200,880	(2,125)	(0.00)%
	2	OSK NIKKEI			Jun-24	533,713	(1)	(0.00)%
	3	TOPIX			Jun-24	549,042	(53)	(0.00)%
						Subtotal	$ (13,952)

	Short Contracts
	(13)	2 YR T-NOTE			Jun-24	2,658,297	$ 21,850	0.04%
	(8)	5 YR T-NOTE			Jun-24	856,125	2,230	0.00%
	(11)	CORN			Jul-24	249,975	31,200	0.06%
	(9)	ERX 2 BUND			Jun-24	1,026,453	550	0.00%
	(6)	ERX BOBL			Jun-24	765,551	(212)	(0.00)%
	(4)	EURO BUND			Jun-24	575,668	(24)	(0.00)%
	(5)	LME ALUM			Jun-24	291,830	(4,810)	(0.01)%
	(1)	LME COPPER			Jun-24	221,483	1,400	0.00%
	(6)	LME LEAD$			Jun-24	307,878	42	0.00%
	(3)	LME NICKEL			Jun-24	301,326	(270)	(0.00)%
	(4)	LME ZINC			Jun-24	243,517	(1,838)	(0.00)%
	(4)	SOYABEAN			Jul-24	241,050	325	0.00%
	(3)	SOYABEAN			Nov-24	177,938	2,143	0.00%
	(8)	THREE-MONTH SOFR			Dec-25	1,924,900	(263)	(0.00)%
	(8)	THREE-MONTH SOFR			Sep-25	1,922,400	17,110	0.03%
	(8)	THREE-MONTH SOFR			Jun-25	1,918,700	(795)	(0.00)%
	(7)	THREE-MONTH SOFR			Mar-26	1,685,688	(15,886)	(0.03)%
	(7)	THREE-MONTH SOFR			Mar-25	1,674,750	49,950	0.10%
	(6)	THREE-MONTH SOFR			Sep-26	1,446,075	-	0.00%
	(6)	THREE-MONTH SOFR			Jun-26	1,445,625	(1,188)	(0.00)%
	(6)	THREE-MONTH SOFR			Dec-24	1,431,450	(238)	(0.00)%
	(5)	THREE-MONTH SOFR			Dec-26	1,205,313	17,010	0.03%
	(3)	THREE-MONTH SOFR			Mar-27	723,225	3,014	0.01%
	(4)	T-NOTE			Jun-24	443,188	2,225	0.00%
						Subtotal	$ 123,525

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Receive/ Deliver	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	6/20/2024	MXN	18,000,000	USD	1,064,655	$ 1,087,020	$ 32,882	0.06%
	6/20/2024	GBP	1,875,000	USD	2,400,181	2,366,813	(41,175)	(0.08)%

	To Sell:
	6/20/2024	JPY	450,000,000	USD	3,084,311	$ 2,973,150	$ 50,105	0.10%
	6/20/2024	CHF	750,000	USD	857,881	$ 832,050	$ 21,335	0.04%
	6/20/2024	CAD	700,000	USD	518,409	517,020	612	0.00%
	6/20/2024	AUD	700,000	USD	461,514	456,470	2,741	0.01%
						Subtotal	$ 66,500

						All Other Investments	2,273,335
						Total Value of Purchased Option	2,449,408

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.